CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2022	Mar. 21, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 15, 2020	Dec. 10, 2020	Sep. 30, 2020
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized	2,000,000,000	2,000,000,000	171,153,360
Common stock, issued	169,223,826		63,301,388
Common stock, outstanding	169,223,826		63,301,388
Convertible preferred stock, par value	$ 0.00001		$ 0.00001	$ 0.00001
Temporary Equity, Shares Authorized	0		86,815,192	22,520,015
Temporary Equity, Shares Issued	0		73,914,149	15,717,345
Convertible preferred stock, outstanding	0		73,914,149	15,717,345
Aggregate liquidation preference	$ 0		$ 271,845,000	$ 173,122
Motive Capital Corp [Member]
Preference shares, par value, (per share)			$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized			5,000,000	5,000,000			5,000,000
Preferred stock, shares issued			0	0			0
Preferred stock, shares outstanding			0	0			0
Over-allotment option | Motive Capital Corp [Member]
Purchase price, per unit					$ 10.00
Class A Ordinary Shares Subject to Redemption | Motive Capital Corp [Member]
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Common stock, authorized			500,000,000	500,000,000			500,000,000
Common stock, issued			41,400,000	41,400,000			41,400,000
Common stock, outstanding			41,400,000	41,400,000
Convertible preferred stock, par value			$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued			41,400,000	41,400,000
Convertible preferred stock, outstanding			41,400,000	41,400,000
Purchase price, per unit			$ 10.00	$ 10.00
Class A Ordinary Shares Not Subject to Redemption | Motive Capital Corp [Member]
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, authorized			500,000,000	500,000,000
Common stock, outstanding			0	0			0
Class B Common Stock | Motive Capital Corp [Member]
Common stock, par value			$ 0.0001	$ 0.0001
Common stock, authorized			50,000,000	50,000,000			50,000,000
Common stock, issued			10,350,000	10,350,000			10,350,000
Common stock, outstanding			10,350,000	10,350,000		1,725,000	10,350,000
Class AA common stock
Common stock, par value			$ 0.00001	$ 0.00001
Common stock, authorized			54,000,000	52,000,000
Common stock, issued			20,269,864	21,110,877
Common stock, outstanding			20,269,864	21,110,877
Class AA1 common stock member
Common stock, authorized			805,360	0
Common stock, issued			0	0
Common stock, outstanding			0	0
Class EE-1
Common stock, authorized			0	105,000
Common stock, issued			0	105,000
Common stock, outstanding			0	105,000
Class EE-2
Common stock, authorized			0	1,557,500
Common stock, issued			0	1,557,500
Common stock, outstanding			0	1,557,500